TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE RECEIVABLES
Schedule of information about trade receivables

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Trade receivables	822,747	747,247
Less: provision for bad debt allowance	(771,331)	(645,777)
	51,416	101,470

Schedule of aging analysis of the Company's trade receivables, based on the invoice date

All of the trade receivables are expected to be recovered within one year. An aging analysis of the Company’s trade receivables, based on the invoice date, is as follows:

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Within 90 days	81	34,309
Between 3 and 6 months	—	52,477
More than 6 months	51,335	14,684
	51,416	101,470

Schedule of aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired

An aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired, is as follows:

		Past due but not impaired
	Neither past due nor	Less than		Over 120
	impaired	30 days	31 to 120 days	days	Sub-total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
December 31, 2020	67,161	34,309	—	—	—	101,470
December 31, 2021	81	—	—	51,335	—	51,416